Trade Receivables and Trade Payables - Schedule of Trade Receivables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Trade receivables, gross
Trade receivables, net	RM 9,975,198	$ 2,457,853	RM 8,409,351
Less: Provision for expected credit losses	(1,229,403)	(302,921)
Third Parties [Member]
Trade receivables, gross
Trade receivables, net	RM 11,204,601	$ 2,760,774	RM 8,409,351